Defiance Daily Target 2X Short HOOD ETF
Schedule of Investments
July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	12,497	$12,497

U.S. Treasury Bills - 5.4%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	112,000	111,731

TOTAL SHORT-TERM INVESTMENTS (Cost $124,201)		124,228

TOTAL INVESTMENTS - 6.0% (Cost $124,201)		$124,228
Other Assets in Excess of Liabilities - 94.0%		1,959,183
TOTAL NET ASSETS - 100.0%		$2,083,411

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Short HOOD ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 51.0%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Robinhood Markets, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (10.00%)	Termination(c)	11/01/2028	$(736,972)	$225,885
Robinhood Markets, Inc.	Clear Street LLC	Pay	OBFR + (1.25%)	Termination(a)	01/11/2028	(1,522,244)	238,333
Robinhood Markets, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (5.00%)	Termination(a)	03/17/2033	(605,920)	184,511
Robinhood Markets, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.50%)	Termination(b)	11/13/2028	(692,480)	190,869
Robinhood Markets, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (7.50%)	Termination(d)	03/31/2033	(605,920)	222,019
							1,061,617

Net Unrealized Appreciation (Depreciation)							1,061,617

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.